	Interest rate	Maturity date	Principal	Value
Agency securities: 2.22%
FHLB	0.80%	3-4-2026	$ 410,000	$ 409,372
FHLB	2.00	9-9-2022	200,000	204,820
FHLB	2.13	6-9-2023	35,000	36,369
FHLB	2.50	2-13-2024	295,000	313,308
FHLB	2.75	12-13-2024	20,000	21,625
FHLB	3.25	6-9-2023	50,000	53,087
FHLB	3.25	11-16-2028	200,000	226,924
FHLMC	0.25	12-4-2023	420,000	420,199
FNMA	0.38	7-21-2025	95,000	94,026
FNMA	0.38	8-25-2025	775,000	765,983
FNMA	1.75	7-2-2024	375,000	391,063
FNMA	1.88	9-24-2026	135,000	142,158
FNMA	2.13	4-24-2026	28,000	29,789
FNMA	2.63	9-6-2024	100,000	107,467
FNMA	2.88	9-12-2023	175,000	185,537
Total Agency securities (Cost $3,377,193)				3,401,727
U.S. Treasury securities: 97.24%
TIPS	0.13	7-15-2022	3,348,736	3,489,423
TIPS	0.13	1-15-2023	3,934,023	4,128,880
TIPS	0.13	7-15-2024	3,661,431	3,980,602
TIPS	0.13	10-15-2024	1,181,823	1,286,512
TIPS	0.13	4-15-2025	2,711,733	2,957,756
TIPS	0.13	10-15-2025	602,160	662,659
TIPS	0.13	7-15-2026	2,974,068	3,292,014
TIPS	0.13	1-15-2030	1,986,652	2,185,171
TIPS	0.13	7-15-2030	2,959,144	3,267,121
TIPS	0.13	1-15-2031	2,146,482	2,355,480
TIPS	0.25	1-15-2025	3,829,356	4,186,855
TIPS	0.25	7-15-2029	1,501,156	1,676,181
TIPS	0.38	7-15-2023	4,124,996	4,421,453
TIPS	0.38	7-15-2025	3,489,656	3,877,184
TIPS	0.38	1-15-2027	1,507,385	1,685,432
TIPS	0.38	7-15-2027	2,939,178	3,309,009
TIPS	0.50	4-15-2024	1,506,509	1,638,466
TIPS	0.50	1-15-2028	1,422,507	1,607,773
TIPS	0.63	4-15-2023	3,273,019	3,483,680
TIPS	0.63	1-15-2024	432,412	469,855
TIPS	0.63	1-15-2026	3,115,028	3,499,219
TIPS	0.75	7-15-2028	2,384,255	2,753,258
TIPS	0.88	1-15-2029	1,609,862	1,873,317
TIPS	1.75	1-15-2028	745,795	909,169
TIPS	2.00	1-15-2026	2,308,235	2,748,476
TIPS	2.38	1-15-2025	1,227,874	1,443,257
TIPS	2.38	1-15-2027	1,533,771	1,900,715
TIPS	2.50	1-15-2029	1,017,580	1,319,052
TIPS	3.63	4-15-2028	3,168,176	4,309,699
TIPS	3.88	4-15-2029	2,553,229	3,614,258
U.S. Treasury Bond	5.25	11-15-2028	655,000	838,579
U.S. Treasury Bond	6.13	11-15-2027	215,000	282,062
U.S. Treasury Bond	6.13	8-15-2029	115,000	157,451
U.S. Treasury Bond	6.38	8-15-2027	125,000	164,961
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,206
U.S. Treasury Note	0.13	6-30-2022	1,155,000	1,155,406

Wells Fargo Strategic Retirement Bond Portfolio  |  1

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.13%	7-31-2022	$1,170,000	$ 1,170,594
U.S. Treasury Note	0.13	8-31-2022	1,205,000	1,205,424
U.S. Treasury Note	0.13	9-30-2022	1,230,000	1,230,336
U.S. Treasury Note	0.13	10-31-2022	1,250,000	1,250,342
U.S. Treasury Note	0.13	7-15-2023	1,135,000	1,134,069
U.S. Treasury Note	0.13	9-15-2023	1,210,000	1,208,298
U.S. Treasury Note	0.13	10-15-2023	1,230,000	1,228,078
U.S. Treasury Note	0.13	12-15-2023	1,335,000	1,331,819
U.S. Treasury Note	0.13	1-15-2024	1,180,000	1,176,543
U.S. Treasury Note	0.25	6-15-2023	1,110,000	1,111,995
U.S. Treasury Note	0.25	11-15-2023	1,275,000	1,276,544
U.S. Treasury Note	0.25	6-30-2025	1,180,000	1,163,913
U.S. Treasury Note	0.25	7-31-2025	1,200,000	1,182,375
U.S. Treasury Note	0.25	8-31-2025	1,225,000	1,205,046
U.S. Treasury Note	0.25	9-30-2025	1,245,000	1,223,650
U.S. Treasury Note	0.25	10-31-2025	1,250,000	1,226,758
U.S. Treasury Note	0.38	7-31-2027	185,000	177,000
U.S. Treasury Note	0.38	9-30-2027	1,280,000	1,220,600
U.S. Treasury Note	0.50	6-30-2027	320,000	309,100
U.S. Treasury Note	0.50	8-31-2027	700,000	673,859
U.S. Treasury Note	0.50	10-31-2027	1,245,000	1,194,276
U.S. Treasury Note	0.63	11-30-2027	1,295,000	1,250,586
U.S. Treasury Note	0.63	5-15-2030	1,575,000	1,454,599
U.S. Treasury Note	0.63	8-15-2030	1,780,000	1,637,322
U.S. Treasury Note	1.13	2-28-2025	1,125,000	1,150,796
U.S. Treasury Note	1.13	2-15-2031	915,000	875,970
U.S. Treasury Note	1.25	7-31-2023	488,000	499,399
U.S. Treasury Note	1.25	3-31-2028	1,315,000	1,316,027
U.S. Treasury Note	1.25	5-31-2028	1,100,000	1,098,625
U.S. Treasury Note	1.38	6-30-2023	489,000	501,301
U.S. Treasury Note	1.38	8-31-2023	490,000	503,092
U.S. Treasury Note	1.38	9-30-2023	339,000	348,309
U.S. Treasury Note	1.38	8-31-2026	380,000	389,797
U.S. Treasury Note	1.50	3-31-2023	40,000	40,995
U.S. Treasury Note	1.50	8-15-2026	325,000	335,372
U.S. Treasury Note	1.50	2-15-2030	475,000	474,944
U.S. Treasury Note	1.63	8-15-2022	365,000	371,815
U.S. Treasury Note	1.63	11-15-2022	1,240,000	1,267,222
U.S. Treasury Note	1.63	4-30-2023	483,000	496,622
U.S. Treasury Note	1.63	5-31-2023	435,000	447,761
U.S. Treasury Note	1.63	10-31-2023	486,000	502,630
U.S. Treasury Note	1.63	2-15-2026	663,000	689,857
U.S. Treasury Note	1.63	5-15-2026	1,144,000	1,189,537
U.S. Treasury Note	1.63	11-30-2026	410,000	425,263
U.S. Treasury Note	1.75	6-30-2022	305,000	310,445
U.S. Treasury Note	1.75	9-30-2022	420,000	429,188
U.S. Treasury Note	1.75	1-31-2023	10,000	10,270
U.S. Treasury Note	1.75	5-15-2023	130,000	134,042
U.S. Treasury Note	1.75	6-30-2024	1,015,000	1,059,208
U.S. Treasury Note	1.75	11-15-2029	85,000	87,009
U.S. Treasury Note	1.88	8-31-2022	417,000	426,203
U.S. Treasury Note	1.88	8-31-2024	160,000	167,725
U.S. Treasury Note	1.88	7-31-2026	20,000	21,041
U.S. Treasury Note	2.00	7-31-2022	190,000	194,230
U.S. Treasury Note	2.00	11-30-2022	1,220,000	1,254,408

2  |  Wells Fargo Strategic Retirement Bond Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.00%	2-15-2023	$ 285,000	$ 294,040
U.S. Treasury Note	2.00	4-30-2024	10,000	10,494
U.S. Treasury Note	2.00	5-31-2024	269,000	282,492
U.S. Treasury Note	2.00	6-30-2024	185,000	194,438
U.S. Treasury Note	2.00	2-15-2025	597,000	630,092
U.S. Treasury Note	2.00	8-15-2025	645,000	682,188
U.S. Treasury Note	2.00	11-15-2026	520,000	549,636
U.S. Treasury Note	2.13	12-31-2022	510,000	526,077
U.S. Treasury Note	2.13	2-29-2024	378,000	397,269
U.S. Treasury Note	2.13	3-31-2024	500,000	526,074
U.S. Treasury Note	2.13	5-15-2025	1,190,000	1,263,213
U.S. Treasury Note	2.25	12-31-2023	472,000	496,503
U.S. Treasury Note	2.25	1-31-2024	474,000	499,255
U.S. Treasury Note	2.25	4-30-2024	235,000	248,320
U.S. Treasury Note	2.25	10-31-2024	490,000	520,434
U.S. Treasury Note	2.25	11-15-2024	1,245,000	1,322,764
U.S. Treasury Note	2.25	11-15-2025	1,230,000	1,314,947
U.S. Treasury Note	2.25	2-15-2027	485,000	519,064
U.S. Treasury Note	2.25	8-15-2027	480,000	513,150
U.S. Treasury Note	2.25	11-15-2027	650,000	694,459
U.S. Treasury Note	2.38	8-15-2024	1,280,000	1,362,150
U.S. Treasury Note	2.38	5-15-2027	1,118,000	1,204,252
U.S. Treasury Note	2.50	5-15-2024	455,000	484,522
U.S. Treasury Note	2.63	12-31-2023	375,000	398,071
U.S. Treasury Note	2.63	3-31-2025	345,000	372,613
U.S. Treasury Note	2.63	1-31-2026	445,000	483,694
U.S. Treasury Note	2.63	2-15-2029	1,235,000	1,348,224
U.S. Treasury Note	2.75	8-31-2023	15,000	15,863
U.S. Treasury Note	2.75	11-15-2023	1,206,000	1,280,857
U.S. Treasury Note	2.75	2-15-2024	585,000	624,442
U.S. Treasury Note	2.75	8-31-2025	325,000	353,958
U.S. Treasury Note	2.75	2-15-2028	520,000	572,041
U.S. Treasury Note	2.88	4-30-2025	470,000	512,686
U.S. Treasury Note	2.88	5-31-2025	490,000	534,866
U.S. Treasury Note	2.88	11-30-2025	125,000	137,090
U.S. Treasury Note	2.88	5-15-2028	645,000	714,791
U.S. Treasury Note	2.88	8-15-2028	390,000	432,443
U.S. Treasury Note	3.13	11-15-2028	765,000	862,239
U.S. Treasury Note	6.00	2-15-2026	146,000	181,622
U.S. Treasury Note	6.50	11-15-2026	30,000	38,929
U.S. Treasury Note	6.63	2-15-2027	235,000	309,144
U.S. Treasury Note	6.75	8-15-2026	220,000	286,086
Total U.S. Treasury securities (Cost $145,333,622)				149,213,312

Wells Fargo Strategic Retirement Bond Portfolio  |  3

		Yield	Shares	Value
Short-term investments: 0.59%
Investment companies: 0.59%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	906,291	$ 906,291
Total Short-term investments (Cost $906,291)				906,291
Total investments in securities (Cost $149,617,106)	100.05%			153,521,330
Other assets and liabilities, net	(0.05)			(83,410)
Total net assets	100.00%			$153,437,920

♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$671,302	$5,552,672	$(5,317,683)	$0	$0	$906,291	0.59%	906,291	$52

4  |  Wells Fargo Strategic Retirement Bond Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Strategic Retirement Bond Portfolio  |  5

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,401,727	$0	$3,401,727
U.S. Treasury securities	149,213,312	0	0	149,213,312
Short-term investments
Investment companies	906,291	0	0	906,291
Total assets	$150,119,603	$3,401,727	$0	$153,521,330
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

6  |  Wells Fargo Strategic Retirement Bond Portfolio